Segment Information - Schedule of consolidated revenues and percentages of revenues for customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Information
Revenues	$ 70,922	$ 69,765	$ 141,471	$ 137,808
Eni Trading and Shipping S.p.A.
Segment Information
Revenues	11,134	11,555	22,146	22,936
Fronape International Company, a subsidiary of Petrobras Transporte S.A
Segment Information
Revenues	11,249	11,248	22,378	22,378
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.
Segment Information
Revenues	9,282	9,283	18,463	18,222
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Revenues	20,606	20,399	40,889	40,572
Galp Sinopec Brasil Services B.V
Segment Information
Revenues	$ 8,881	$ 6,438	$ 17,584	$ 12,071
Customer Concentration Risk | Revenues | Eni Trading and Shipping S.p.A.
Segment Information
Percentage of partnership's consolidated revenues	16.00%	17.00%	16.00%	17.00%
Customer Concentration Risk | Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A
Segment Information
Percentage of partnership's consolidated revenues	16.00%	16.00%	16.00%	16.00%
Customer Concentration Risk | Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.
Segment Information
Percentage of partnership's consolidated revenues	13.00%	13.00%	13.00%	13.00%
Customer Concentration Risk | Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Percentage of partnership's consolidated revenues	29.00%	29.00%	29.00%	30.00%
Customer Concentration Risk | Revenues | Galp Sinopec Brasil Services B.V
Segment Information
Percentage of partnership's consolidated revenues	13.00%	9.00%	12.00%	9.00%